Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Celestica Inc
Entity Incorporation, State or Country Code	A6
Entity File Number	001-14832
Entity Tax Identification Number	98-0185558
Entity Address, Address Line One	5140 Yonge Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2N 6L7
City Area Code	416
Local Phone Number	448-2211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value
Trading Symbol	CLS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001030894